RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Credit risk concentration amount due from a counterparty	259	274